SEA with RoyaLand Nevada (Details) - shares	Jun. 30, 2024	Jun. 30, 2023	Nov. 28, 2022	Oct. 18, 2022
Disclosure of classes of share capital [line items]
Common stock, shares issued	1,775,000
Number of shares owned	6,000,000
RoyaLand Nevada [Member]
Disclosure of classes of share capital [line items]
Percentage of shares exchanged			100.00%
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued	9,400,000	9,400,000	9,000,000
Number of shares outstanding	9,400,000	9,400,000
Number of shares owned			10,000,000
Class A Common Shares [Member] | RoyaLand Nevada [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued			6,500,000
Number of shares outstanding			6,500,000
Class A Common Shares [Member] | CEO [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued	650,000			650,000
Number of shares owned			6,500,000	6,500,000
Class A Common Shares [Member] | Shareholder #1 [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued				250,000
Number of shares owned				2,500,000
Class A Common Shares [Member] | Shareholder #2 [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued				100,000
Number of shares owned				1,000,000
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued	4,475,000	3,150,000	2,000,000
Number of shares outstanding	4,475,000	3,150,000
Number of shares owned			2,000,000
Class B Common Shares [Member] | RoyaLand Nevada [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued			5,500,000
Number of shares outstanding			5,500,000